UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $278,436 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      288     5000 SH       SOLE                     5000
AeroVironment                  COM                             252     7900 SH       SOLE                     7900
American Express               COM              025816109     1266    35736 SH       SOLE                    35736
Amgen Inc                      COM                            1418    23930 SH       SOLE                    23930
Anheuser-Busch                 COM              035229103     1419    21876 SH       SOLE                    21876
AT&T                           COM              001957109      480    17180 SH       SOLE                    17180
Bank of New York               COM              064057102      267     8200 SH       SOLE                     8200
Bed Bath & Beyond              COM                            2170    69075 SH       SOLE                    69075
Berkshire Hathaway Cl A 1/100t COM                             261      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    82723    18822 SH       SOLE                    18822
Central Fund of Canada Cl A                     153501101    11878  1096770 SH       SOLE                  1096770
Chevron                        COM              166764100      231     2800 SH       SOLE                     2800
cisco Systems                  COM              17275R102      358    15875 SH       SOLE                    15875
Coca Cola                      COM              191216100    15446   292093 SH       SOLE                   292093
Coldwater Creek                COM                             104    17950 SH       SOLE                    17950
ConocoPhillips                 COM              20825C104      846    11550 SH       SOLE                    11550
Diageo PLC ADR                 COM                            3243    47100 SH       SOLE                    47100
Dominion Resources Black Warri COM              25746Q108     4381   202375 SH       SOLE                   202375
Dover Corporation              COM                             260     6400 SH       SOLE                     6400
Dow Chemical                   COM              260543103     1182    37200 SH       SOLE                    37200
Duke Energy                    COM              264399106      230    13200 SH       SOLE                    13200
E*Trade Group                  COM                              63    22550 SH       SOLE                    22550
Express Scripts                COM              302182100      221     3000 SH       SOLE                     3000
Exxon Mobil                    COM              30231G102     6910    88979 SH       SOLE                    88979
First Industrial Realty        COM                             614    21400 SH       SOLE                    21400
Forest Labs                    COM              345838106      959    33900 SH       SOLE                    33900
General Electric               COM              369604103     4970   194883 SH       SOLE                   194883
Guaranty Financial             COM                             321    81350 SH       SOLE                    81350
Hershey Foods Corp             COM                            2464    62320 SH       SOLE                    62320
Hewlett-Packard                COM              428236103      301     6500 SH       SOLE                     6500
Home Depot                     COM              437076102     8311   321006 SH       SOLE                   321006
Honeywell Intl                 COM              438516106      327     7874 SH       SOLE                     7874
Int'l Business Machines        COM              459200101     1236    10571 SH       SOLE                    10571
Johnson & Johnson              COM              478160104    16702   241081 SH       SOLE                   241081
Kimberly-Clark                 COM              494368103      201     3100 SH       SOLE                     3100
Kraft Foods Cl A               COM                            2571    78507 SH       SOLE                    78507
Lilly Eli & Company            COM              532457108     2903    65930 SH       SOLE                    65930
Lowe's Companies               COM              548661107     3246   137030 SH       SOLE                   137030
M&T Bank                       COM                            1149    12875 SH       SOLE                    12875
Mattel Inc                     COM                            1116    61850 SH       SOLE                    61850
McDermott Int'l                COM              580037109      257    10050 SH       SOLE                    10050
McDonalds Corp                 COM              580135101     2325    37676 SH       SOLE                    37676
Merck & Co                     COM              589331107    20501   649595 SH       SOLE                   649595
Moody's Corporation            COM              615369105     8507   250205 SH       SOLE                   250205
Pepsico                        COM              713448108     2050    28769 SH       SOLE                    28769
Pfizer Incorporated            COM              717081103     2918   158235 SH       SOLE                   158235
Philip Morris Int'l            COM                             202     4191 SH       SOLE                     4191
Procter & Gamble               COM              742718109     4717    67679 SH       SOLE                    67679
Royal Dutch Shell ADR          COM                             254     4300 SH       SOLE                     4300
Schering CvPfd 6%(CR 7.421-9.0                  806605705     4864    28410 SH       SOLE                    28410
Schering Plough                COM              806605101     5071   274527 SH       SOLE                   274527
Texas Citizens Bank            COM                             162    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      210     9784 SH       SOLE                     9784
Trinity Inds                   COM                             632    24575 SH       SOLE                    24575
U S Bancorp                    COM              902973304    14483   402095 SH       SOLE                   402095
USG Corp                       COM              903293405    10680   417190 SH       SOLE                   417190
Wachovia Corp                  COM              929903102       77    22124 SH       SOLE                    22124
Wachovia DEPs                  PFD                               0    30100 SH       SOLE                    30100
Wells Fargo & Co               COM              949746101    14101   375735 SH       SOLE                   375735
Wyeth                          COM              983024100      236     6400 SH       SOLE                     6400
YUM! Brands                    COM              895953107      470    14400 SH       SOLE                    14400
Zimmer Holdings                COM                            2431    37650 SH       SOLE                    37650